Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2025
Accounts and notes receivable, net
Accounts and notes receivable, net

7.Accounts and notes receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	82,096	197,931
Allowance for doubtful accounts	(3,612)	(7,489)
Accounts and notes receivable, net	78,484	190,442